RELATED PARTY TRANSACTIONS - Transactions With Golar Partners and Subsidiaries (Details) - Golar Partners - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Net (expenses) income (due to) from related parties	$ (8,152)	$ (19,559)	$ 75,688
Management and administrative services fees
Related Party Transaction [Line Items]
Revenue from related parties	7,762	4,251	2,949
Ship management fees revenue
Related Party Transaction [Line Items]
Revenue from related parties	5,903	6,466	7,577
Charter-hire expenses
Related Party Transaction [Line Items]
Related party expense	(17,423)	(28,368)	(41,555)
Gain on disposals to Golar Partners
Related Party Transaction [Line Items]
Related party transaction amount	0	0	102,406
Interest Expense on Vendor Financing Loans
Related Party Transaction [Line Items]
Interest income from related parties	0	0	4,217
Interest expense on short-term credit facility
Related Party Transaction [Line Items]
Interest expense from related parties	0	(122)	(203)
Share options expense recharge
Related Party Transaction [Line Items]
Revenue from related parties	228	181	297
Interest Expense on Deposit Payable
Related Party Transaction [Line Items]
Interest expense from related parties	$ (4,622)	$ (1,967)	$ 0